OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	2021	2020
Current
Work in progress (1)	$478	$488
Prepayments and other assets	872	650
Assets held for sale	9	35
Total current	$1,359	$1,173
Non-current
Work in progress (1)	$—	$48
Prepayments and other assets	488	363
Total non-current	$488	$411
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(1)See Note 16 for additional information.